UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	06/30/2007

Check here if Amendment:           |_|; Amendment Number: ____
This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Stockman Asset Management, Inc.

Address:  2700 King Avenue West
          Billings, MT 59102

13F File Number: 28-12190

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Gary R. Lucas
Title:  Chief Executive Officer
Phone:  (406) 655-3960


Signature, Place and Date of Signing:


Gary R. Lucas		       Billings, Montana	       July 26, 2007
--------------------           ------------------           --------------------
     [Signature]                [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        34

Form 13F Information Table Value Total:   $162,065
                                          (in thousands)


List of Other Included Managers:     NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                           FORM 13F INFORMATION TABLE
                                       	STOCKMAN ASSET MANAGEMENT, INC.
                                                 March 31, 2007


COLUMN 1                        COLUMN  2           COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7    COLUMN 8

                                                                 VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS      CUSIP       (X$1000)   PRN AMT  PRN CALL   DISCRETION  MGRS   SOLE  SHARED  NONE
--------------                  --------------      -----       --------   -------  --- ----   ----------  ----   ----  ------  ----
AMERICAN INTL GP INC		COM		    026874107	  247	    3,534   SH	       SOLE	   NONE	     	       3,534
AMGEN INC			COM		    031162100	5,893	  106,589   SH	       SOLE	   NONE	   2,470     104,119
ASTRAZENECA, PLC                SPONSORED ADR       046353108   6,319     118,160   SH	       SOLE        NONE    2,660     115,500
AVON PRODUCTS INC		COM                 054303102   6,793     184,831   SH         SOLE        NONE    3,530     181,301
BB&T CORP                       COM                 054937107     221       5,440   SH         SOLE        NONE                5,440
BANK OF AMERICA CORP            COM                 060505104   6,796     138,998   SH         SOLE        NONE    3,080     135,918
BRISTOL MYERS SQUIBB CO         COM                 110122108     643      20,360   SH         SOLE        NONE               20,360
CITIGROUP INC	                COM                 172967101   6,786     132,306   SH         SOLE        NONE    2,500     129,806
GANNETT INC		        COM                 364730101   6,006     109,308   SH         SOLE        NONE    2,320     106,988
GLAXOSMITHKLINE PLC             SPON ADR    	    37733W105   6,060     115,716   SH         SOLE        NONE    2,560     113,156
HSBC HLDNGS PLC                 SPON ADR NEW        404280406     228       2,480   SH         SOLE        NONE                2,480
HOME DEPOT INC		        COM                 437076102	6,641     168,778   SH         SOLE        NONE    3,470     165,308
HONEYWELL INTL INC              COM                 438516106     674      11,970   SH         SOLE        NONE               11,970
HUNTINGTON BANCSHARES INC       COM                 446150104     229      10,090   SH         SOLE        NONE               10,090
INGERSOLL-RAND COMPANY LTD	CL A                G4776F101   1,025      18,700   SH         SOLE        NONE               18,700
JOHNSONS & JOHNSONS             COM                 478160104   5,932      96,261   SH         SOLE        NONE    2,170      94,091
JP MORGAN CHASE & CO            COM                 46625H100   7,991  	  164,936   SH         SOLE        NONE    2,790     162,146
KIMBERLY CLARK		        COM                 494368103   6,143      91,844   SH         SOLE        NONE    1,850      89,994
LILLY ELI                	COM                 532457108   6,244     111,746   SH         SOLE        NONE    2,390     109,356
MBIA INC	                COM                 55262C100   6,101      98,050   SH         SOLE        NONE    1,960      96,090
PFIZER             	 	COM                 717081103   6,127     239,632   SH         SOLE        NONE    4,950     234,682
REGIONS FINANCIAL CORP NEW      COM                 7591E9100     220       6,640   SH         SOLE        NONE                6,640
SARA LEE CORP	                COM                 803111103   6,425     369,229   SH         SOLE        NONE    7,720     361,509
STATE STR CORP                  COM                 857477103     391       5,714   SH         SOLE        NONE                5,714
3M CO                           COM                 88579Y101   6,487      74,748   SH         SOLE        NONE    1,890      72,858
TYCO INTL LTD NEW	        COM                 902124106   7,302     216,113   SH         SOLE        NONE    4,150     211,963
UNILEVER N V			N Y SHS NEW         904784709     631      20,330   SH         SOLE        NONE               20,330
US BANCORP DEL		        COM                 902973304   6,608     200,559   SH         SOLE        NONE    4,550     196,009
UNITED TECHNOLOGIES CORP        COM                 913017109   6,494      91,549   SH         SOLE        NONE    2,000      89,549
WACHOVIA CORP 2ND NEW           COM		    929903102   7,414     144,664   SH         SOLE        NONE    2,850     141,814
WAL MART STORES INC             COM                 931142103   6,574     136,654   SH         SOLE        NONE    3,340     133,314
WASHINGTON MUTUAL INC           COM                 939322103   7,579     177,738   SH         SOLE        NONE    3,320     174,418
WELLS FARGO & CO NEW            COM                 949746101   6,133     174,374   SH         SOLE        NONE    4,340     170,034
WYETH                           COM                 983024100   6,707     116,964   SH         SOLE        NONE    2,490     114,474

